Derivatives (Tables)	12 Months Ended
Mar. 31, 2026
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments
The following table presents the notional amounts of the Company’s outstanding derivative instruments:

	As of
(in millions)	March 31, 2026	March 31, 2025
Designated as cash flow hedges
Foreign currency forward contracts	$544	$428
Non-designated hedges
Foreign currency forward contracts	$—	$5

Schedule of Derivative Instruments in Statement of Financial Position, Fair Value
The following table presents the fair value of the Company’s outstanding derivative instruments:

	Derivative Assets		Derivative Liabilities
	As of March 31,		As of March 31,
(in millions)	2026	2025	2026	2025
Designated as cash flow hedges
Foreign currency forward contracts	$—	$7	$10	$2

Schedule of Cash Flow Hedging Instruments, Statements of Financial Performance and Financial Position, Location
The following table presents net gains (losses) on foreign currency forward contracts designated as cash flow hedges:

	Fiscal Year Ended March 31,
(in millions)	2026	2025	2024
Consolidated Statements of Comprehensive Income:
Change in gains (losses) recognized in accumulated other comprehensive income (loss) on cash flow hedge derivatives	$8	$9	$8
(Gains) losses reclassified from accumulated other comprehensive income (loss) into income	(22)	(4)	(18)
Income tax benefit (expense) on cash flow hedges	4	(2)	2
Net change in fair value of the effective portion of designated cash flow hedges, net of tax (1)	$(10)	$3	$(8)
Consolidated Income Statements, before tax:
Research and development	$14	$2	$10
Selling, general and administrative expenses	$8	$2	$8
(1)    All amounts reported in accumulated other comprehensive income at the reporting date are expected to be reclassified into earnings within the next 12 months.

Schedule of Non-designated Hedging Instrument Gains (Losses)
The following table presents net gains (losses) on derivatives not designated as hedging instruments recorded in other non-operating income (loss), net in the Consolidated Income Statements:

	Fiscal Year Ended March 31,
(in millions)	2026	2025	2024
Foreign currency forward contracts	$—	$—	$(1)